Financial Risk Factors and Risk Management - Interest Rate Risk Exposure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	€ 80	€ 40
Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,240	3,800
Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,960	1,810
Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	1,280	1,350
Average | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	90	120
Average | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	4,160	3,780
Average | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	2,080	1,940
Average | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	1,310	1,750
Highest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	100	310
Highest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	5,650	4,100
Highest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	2,320	2,310
Highest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	1,360	2,220
Lowest | Fair value interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	80	30
Lowest | Cash flow interest rate risk from investments
FINANCIAL RISK FACTORS
Exposure	3,500	3,520
Lowest | Cash flow interest rate risk from financing
FINANCIAL RISK FACTORS
Exposure	1,450	1,800
Lowest | Cash flow interest rate risk from interest rate swaps
FINANCIAL RISK FACTORS
Exposure	€ 1,270	€ 1,350